Inventories - Additional Information (Detail) $ in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Jun. 30, 2020 USD ($)	[1]	Jun. 30, 2020 MXN ($)
Classes of current inventories [abstract]
Total Inventories		$ 10,538	$ 432		$ 9,967
Inventory write-down	$ 29	$ 121

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3